FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Liabilities:
Warrant liabilities - Private Placement Warrants	$ 1,989,979	$ 2,036,258
Recurring
Assets:
Money Market investments		128,421,215
Liabilities:
Warrant liabilities - Private Placement Warrants	1,989,979
Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities - Private Placement Warrants		2,036,258
Level 1
Assets:
Money Market investments		128,421,215
Liabilities:
Warrant liabilities - Private Placement Warrants	0
Level 1 | Private Placement Warrants
Liabilities:
Warrant liabilities - Private Placement Warrants		0
Level 1 | Recurring
Assets:
Money Market investments		128,421,215
Level 2
Assets:
Money Market investments		0
Liabilities:
Warrant liabilities - Private Placement Warrants	0
Level 2 | Private Placement Warrants
Liabilities:
Warrant liabilities - Private Placement Warrants		0
Level 3
Assets:
Money Market investments		0
Liabilities:
Warrant liabilities - Private Placement Warrants	$ 1,989,979
Level 3 | Private Placement Warrants
Liabilities:
Warrant liabilities - Private Placement Warrants		2,036,258
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities - Private Placement Warrants		$ 2,036,258